Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

	December 31,
Condensed Balance Sheets	2021	2020
Assets:
Cash	$45,800	$19,446
Equity securities	1,072	886
Investment in bank subsidiary	408,255	344,948
Investment in nonbank subsidiaries	3,474	16,017
Other assets	2,016	1,575

Total assets	$460,617	$382,872

Liabilities:
Deferred income taxes and other liabilities	$2,592	$3,337
Subordinated debentures	102,813	29,427

Total liabilities	105,405	32,764

Shareholders’ Equity:
Common stock	277,741	277,039
Accumulated earnings	125,558	93,048
Treasury Stock	(56,907)	(34,598)
Accumulated other comprehensive income	8,820	14,619

Total shareholders’ equity	355,212	350,108

Total liabilities and shareholders’ equity	$460,617	$382,872

Schedule of Condensed Statements of Operations

	For the years ended December 31,
Condensed Statements of Operations	2021	2020	2019
Dividends from bank subsidiaries	$19,900	$15,300	$13,300
Dividends from non-bank subsidiaries	1,000	440	—
Interest expense	(956)	(945)	(1,423)
Pension expense	(47)	(25)	176
Other expense, net	(1,004)	(1,241)	(1,107)

Income (loss) before equity in undistributed net earnings of subsidiaries	18,893	13,529	10,946
Income tax benefit	425	475	494
Equity in undistributed net earnings of subsidiaries	21,228	18,188	22,438

Net income	$40,546	$32,192	$33,878

Comprehensive income	$34,747	$39,937	$42,204

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
Condensed Statements of Cash Flows	2021	2020	2019
Operating activities:
Net income	$40,546	$32,192	$33,878
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	2,495	1,925	4,437
Equity in undistributed net earnings of subsidiaries	(21,228)	(18,188)	(22,438)

Net cash from (used for) operating activities	21,813	15,929	15,877
Investing activities:
Disposal of minority interest	11,500	—	—
Disposal of investment in subsidiary	—	—	41
Acquisition and additional capitalization of subsidiary, net of cash acquired	(50,000)	—	—

Net cash from (used for) investing activities	(38,500)	—	41
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	—	—	(2)
Proceeds from subordinated debenture, net of issuance costs	73,386	—	—
Purchase of treasury stock	(22,309)	(13,454)	(3,909)
Payment to repurchase series B preferred stock	—	—	(402)
Cash dividends paid	(8,036)	(7,118)	(7,194)

Net cash used for financing activities	43,041	(20,572)	(11,507)

Net change in cash and cash equivalents	26,354	(4,643)	4,411
Cash and cash equivalents at beginning of year	19,446	24,089	19,678

Cash and cash equivalents at end of year	$45,800	$19,446	$24,089